1998 SEMIANNUAL REPORT


IDS
Small Company
Index Fund

(icon of) building

The goal of IDS Small Company Index Fund, a part of IDS Market Advantage Series, Inc., is to achieve long-term capital appreciation. The Fund attempts to mirror the performance of the Standard & Poor's Small Capitalization Stock Index
(S&P SmallCap 600 Index) by investing in all or a representative group of the equity securities comprising that Index.


     American Express Financial Advisors

     Distributed by American Express Financial Advisors Inc.

(icon of) building

Good things, small packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as a group, the small ones have actually provided a greater investment return than their more-sizable siblings over the long run. Instead of trying to sort out the most likely winners from the huge number of contenders, IDSSmall Company Index Fund simply buys a representative sample of stocks from a popular index. Therefore, as the index performs, so, too, should the Fund.




Contents

From the chairman                            3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   20
Board members and officers                  27
IDS mutual funds                            28

     To our shareholders


     From the chairman

     If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

     The potential for such volatility reinforces the need for an investor to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




     William R. Pearce
    (picture of) William R. Pearce
     William R. Pearce
     Chairman of the board

     From the portfolio manager

     It was an up-and-down six months for IDS Small Company Index Fund, as turmoil in foreign markets kept small-capitalization stocks from establishing any sustained progress. For the first half of the Fund's fiscal year -- February through July 1998 -- its Class A shares generated a slight loss of 0.6%.

     The struggles to come were nowhere to be found at the outset of the period, though. Thanks to dissipating fear regarding the negative impact of the financial crisis in Asia and a continuation of the positive investment environment here at home, small stocks skyrocketed during February and March. For the Fund, this meant a gain of more than 12%.

     But the good times were not to last, as investors began to return to the perceived safe haven offered by the large, blue-chip stocks that have led the market for much of the past few years. By the end of the period, they had all but abandoned small stocks. To illustrate the severity of the decline, the Russell 2000, a stock index commonly used as a proxy for small-cap issues, slid about 19% from its peak in April.

     Technology proves
     most volatile

     The most volatile stock sector during the six months was technology, which soared and sank with the mood of investors regarding potential fallout from the Asian situation. On the other side of the spectrum were the consumer staples such as food and drug stocks, whose relatively consistent earnings growth lured nervous investors. Financial services stocks, which include insurance, banking and brokerage, fared well thanks to a decline in interest rates. Cyclicals, which include economically sensitive groups such as autos and retailers, proved to be a mixed bag. Those four categories made up nearly 80% of the Fund's investments, with about equal portions in each. All but 1% of the assets were kept in U.S. stocks.

     As we begin the second half of the fiscal year, the valuation level of small-cap stocks continues to be unusually attractive compared with large-cap issues. Put another way, their prices appear cheap in relation to their companies' growth rates.

     Historically, this "bargain" condition has eventually attracted investors and led to higher stock prices. While I do expect that to happen at some point, at this time (mid-August) the small-stock sector continues to operate under the cloud of the Asian situation. Once that passes, and assuming the domestic investment environment remains sound, small stocks should enjoy better performance.




     Guru Baliga
    (picture of) Guru Baliga
     Guru Baliga
     Portfolio manager

     To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $   6.43

Jan. 31, 1998         $   6.47

Decrease              $   0.04


Distributions
Feb. 1, 1998 - July 31, 1998


From income           $   --

From capital gains    $   --

Total distribution    $   --

Total return*           -0.6%**



Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $   6.34

Jan. 31, 1998         $   6.40

Decrease              $   0.06


Distributions
Feb. 1, 1998 - July 31, 1998


From income           $   --

From capital gains    $   --

Total distribution    $   --

Total return*           -0.9%**



Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $   6.44

Jan. 31, 1998         $   6.47

Decrease              $   0.03


Distributions
Feb. 1, 1998 - July 31, 1998


From income           $   --

From capital gains    $   --

Total distribution    $   --

Total return*           -0.5%**



     *The prospectus discusses the effect of sales charges, if any, on the various classes.

     **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Fund's ten largest holdings


                                              Percent              Value
                               (of Fund's net assets)    (as of July 31, 1998)

       DEKALB Genetics Cl B                      .91%         $7,669,999

       American Bankers Insurance Group          .74           6,236,313

       Platinum Technology                       .73           6,170,258

       Protective Life                           .68           5,752,831

       Vitesse Semiconductor                     .68           5,739,974

       CCB Financial                             .68           5,693,349

       Lincare Holdings                          .66           5,537,174

       Comair Holdings                           .60           5,075,250

       STERIS                                    .59           4,995,899

       Safeskin                                  .58           4,856,830


     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


     (icon of) pie chart


     The ten holdings listed here make up 6.85% of the Fund's net assets



 Financial statements


      Statement of assets and liabilities
      IDS Small Company Index Fund
      July 31, 1998



                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $872,370,830)                                                              $861,813,033
 Cash in bank on demand deposit                                                                      2,111,166
 Dividends and accrued interest receivable                                                             300,085
 Receivable for investment securities sold                                                           7,632,249
 U.S government securities held as collateral (Note 4)                                               1,310,000
                                                                                                     ---------
 Total assets                                                                                      873,166,533
                                                                                                   -----------

                                  Liabilities

 Payable for investment securities purchased                                                        10,423,807
 Payable upon return of securities loaned (Note 4)                                                  20,662,200
 Accrued investment management services fee                                                              8,564
 Accrued distribution fee                                                                                6,522
 Accrued service fee                                                                                     4,074
 Accrued transfer agency fee                                                                             4,345
 Accrued administrative services fee                                                                     1,754
 Other accrued expenses                                                                                114,035
                                                                                                       -------
 Total liabilities                                                                                  31,225,301
                                                                                                    ----------
 Net assets applicable to outstanding capital stock                                               $841,941,232
                                                                                                  ============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                          $  1,316,019
 Additional paid-in capital                                                                        822,622,173
 Net operating loss                                                                                 (1,347,331)
 Accumulated net realized gain (loss)                                                               29,913,050
 Unrealized appreciation (depreciation) of investments (Note 5)                                    (10,562,679)
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                          $841,941,232
                                                                                                  ============
 Net assets applicable to outstanding shares:             Class A                                 $525,982,293
                                                          Class B                                 $314,816,537
                                                          Class Y                                 $  1,142,402
 Net asset value per share of outstanding capital stock:  Class A shares      81,795,540          $       6.43
                                                          Class B shares      49,628,910          $       6.34
                                                          Class Y shares         177,431          $       6.44

     See accompanying notes to financial statements.






      Statement of operations
      IDS Small Company Index Fund
      Six months ended July 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $   2,927,858
 Interest                                                                                              436,211
      Less foreign taxes withheld                                                                         (935)
                                                                                                          ----
 Total income                                                                                        3,363,134
                                                                                                     ---------
 Expenses (Note 2):
 Investment management services fee                                                                  1,463,843
 Distribution fee -- Class B                                                                         1,103,896
 Transfer agency fee                                                                                   760,656
 Incremental transfer agency fee-- Class B                                                              20,163
 Service fee
      Class A                                                                                          434,787
      Class B                                                                                          256,929
      Class Y                                                                                              560
 Administrative services fees and expenses                                                             310,251
 Compensation of board members                                                                           4,772
 Custodian fees                                                                                        158,257
 Postage                                                                                                35,946
 Registration fees                                                                                     156,847
 Reports to shareholders                                                                                 6,221
 Audit fees                                                                                              7,000
 Other                                                                                                  13,654
                                                                                                        ------
 Total expenses                                                                                      4,733,782
      Earnings credits on cash balances (Note 2)                                                       (23,317)
                                                                                                       -------
 Total net expenses                                                                                  4,710,465
                                                                                                     ---------
 Investment income (loss) -- net                                                                    (1,347,331)
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                23,556,773
      Financial futures contracts                                                                      553,497
                                                                                                       -------
 Net realized gain (loss) on investments                                                            24,110,270
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                           (49,466,593)
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                             (25,356,323)
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $(26,703,654)
                                                                                                  ============


     See accompanying notes to financial statements.






     Financial statements


      Statements of changes in net assets
      IDS Small Company Index Fund




                                  Operations and distributions

                                                                           July 31, 1998         Jan. 31, 1998
                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                             $ (1,347,331)         $ (1,058,953)
 Net realized gain (loss) on investments                                      24,110,270            14,887,784
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     (49,466,593)           33,252,013
                                                                             -----------            ----------
 Net increase (decrease) in net assets resulting from operations             (26,703,654)           47,080,844
                                                                             -----------            ----------
 Distributions to shareholders from:
      Net realized gain
           Class A                                                                    --            (5,245,145)
           Class B                                                                    --            (3,004,087)
           Class Y                                                                    --               (10,721)
                                                                                                       -------
 Total distributions                                                                  --            (8,259,953)
                                                                                 -------            ----------

                                  Capital share transactions (Note 6)

 Proceeds from sales
      Class A shares (Note 2)                                                192,974,040           301,545,821
      Class B shares                                                         119,120,749           177,300,599
      Class Y shares                                                             604,098               911,375
 Reinvestment of distributions at net asset value
      Class A shares                                                                  --             4,865,785
      Class B shares                                                                  --             2,986,421
      Class Y shares                                                                  --                10,721
 Payments for redemptions
      Class A shares                                                         (42,948,341)          (36,734,310)
      Class B shares (Note 2)                                                (17,798,852)           (9,507,988)
      Class Y shares                                                            (216,165)             (143,602)
                                                                                --------              --------
 Increase (decrease) in net assets from capital share transactions           251,735,529           441,234,822
 Total increase (decrease) in net assets                                     225,031,875           480,055,713
 Net assets at beginning of period                                           616,909,357           136,853,644
                                                                             -----------           -----------
 Net assets at end of period                                                $841,941,232          $616,909,357
                                                                            ============          ============



     See accompanying notes to financial statements.




     Notes to financial statements


      IDSSmall Company Index Fund
      (Unaudited as to July 31, 1998)


  1

Summary of
significant
accounting policies



     The Fund is a series of IDS Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

     The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses)  differs  among  classes.  Income,  expenses  (other  than  class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

     Significant accounting policies followed by the Fund are summarized below:

     Use of estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     Valuation of securities

     All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

     Option transactions

     In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

     Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Futures transactions

     In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Federal taxes

     Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     Dividends to shareholders

     An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

     Other

     Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.



  2

Expenses and
sales charges

     The Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually.

     Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund and approved by the board.

     Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15

     oClass B $16

     oClass Y $15


     The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

     Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

     Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $3,131,127 for Class A and $125,125 for Class B for the six months ended July 31, 1998. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

     AEFC agreed to waive certain fees and to absorb certain other of the Funds' expenses until July 31, 1998. Under this agreement, the Fund's total expenses would not exceed 1.00% for Class A, 1.76% for Class B and 0.92% for Class Y of the Fund's average daily net assets.

     During the six months ended July 31, 1998, the Fund's custodian and transfer agency fees were reduced by $23,317 as a result of earnings credits from overnight cash balances.



  3

Securities
transactions

     Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $357,876,959 and $104,028,790, respectively, for the six months ended July 31, 1998. Realized gains and losses are determined on an identified cost basis.



  4

Lending of
portfolio securities

     At July 31, 1998, securities valued at $19,692,232 were on loan to brokers. For collateral, the Fund received $19,352,200 in cash and U.S. government securities valued at $1,310,000. Income from securities lending amounted to $222,089 for the six months ended July 31, 1998. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.



  5

Financial
futures
contracts

     Investments in securities at July 31, 1998, included securities valued at $1,265,925 that were pledged as collateral to cover initial margin deposits on one open purchase contract. The market value of the open purchase contract at July 31, 1998, was $280,750 with a net unrealized loss of $4,882.




  6

Capital share
transactions

     Transactions in shares of capital stock for the periods indicated are as follows:



                                         Six months ended July 31, 1998

                                      Class A       Class B      Class Y


      Sold                          27,391,078    17,118,472       85,207

      Issued for reinvested                 --            --           --
        distributions

      Redeemed                      (6,130,435)   (2,569,838)     (31,070)


      Net increase (decrease)       21,260,643    14,548,634       54,137



                                            Year ended Jan. 31, 1998

                                       Class A       Class B      Class Y


      Sold                          48,477,409    28,574,068      143,930

      Issued for reinvested            754,620       467,432        1,661
        distributions

      Redeemed                      (5,969,331)   (1,534,900)     (22,498)


      Net increase (decrease)       43,262,698    27,506,600      123,093



7

Financial
highlights

     The  table  below  shows  certain  important   financial   information  for
     evaluating the Fund's results.


                                         Fiscal period ended Jan. 31,
                                         Per share income and capital changes(a)

                                         Class A                        Class B                   Class Y
                               1998c    1998        1997b         1998c       1998     1997b         1998c         1998   1997b
Net asset value,
beginning of period           $6.47    $5.51        $5.00         $6.40      $5.50     $5.00         $6.47    $5.51       $5.00

                                    Income from investment operations:

Net investment income (loss)     --         --        .02         (.02)       (.05)      .02           --        --         .02

Net gains (losses) (both       (.04)      1.05        .52         (.04)       1.04       .50         (.03)     1.05         .52
realized and unrealized)

Total from investment          (.04)       1.05       .54         (.06)        .99       .52         (.03)     1.05         .54
operations

                                    Less distributions:

Dividends from net               --          --      (.03)          --          --      (.02)          --        --        (.03)
investment income

Distributions from               --        (.09)       --           --        (.09)       --           --      (.09)         --
realized gains

Total distributions              --        (.09)     (.03)          --        (.09)     (.02)          --      (.09)       (.03)

Net asset value,               6.43       $6.47     $5.51        $6.34       $6.40     $5.50        $6.44     $6.47       $5.51
end of period

                                    Ratios/supplemental data

                                            Class A                        Class B                            Class Y
                               1998c       1998     1997b        1998c       1998      1997b        1998c      1998       1997b

Net assets, end of              $526       $391       $95         $315       $225        $42           $1        $1          --
period (in millions)

Ratio of expenses to           .91%d      1.00%g   1.00%d,g      1.67%d     1.76%g    1.76%d,g       .83%d    .92%g       .82%d,g
average daily net assets(e)

Ratio of net income (loss) to  (.06%)d    (.05%)    1.55%d      (.82%)d     (.81%)      .63%d        .02%d    .01%        1.93%d
average daily net assets

Portfolio turnover rate          13%       25%        48%          13%       25%         48%           13%      25%         48%
(excluding short-term
securities)

Total return(f)               (0.6%)     19.0%     10.8%        (0.9%)    18.1%       10.5%         (0.5%)    19.1%      10.9%

Average brokerage             $.0305    $.0340     $.0266       $.0305    $.0340      $.0266        $.0305    $.0340     $.0266
commission rate(h)


   a For a share outstanding throughout the period. Rounded to the nearest cent.
   b  Inception  date.  Period from Aug. 19, 1996 to Jan. 31, 1997.
   c  Six months ended July 31, 1998 (Unaudited).
   d  Adjusted  to an annual  basis.
   e Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
   f  Total return does not reflect payment of a sales charge.
   g AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.05% and 1.48% for Class A, 1.81% and 2.60% for Class B, and .92% and 1.22 for Class Y, for the year ended 1998 and the period ended 1997, respectively.
   h The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



 Investments in securities


      IDS Small Company Index Fund
      July 31, 1998 (Unaudited)



                                                    (Percentages represent
                                                      value of investments
                                                    compared to net assets)


 Common stocks (99.7%)
Issuer                       Shares       Value(a)

 Aerospace & defense (0.8%)
 AAR66,950               $1,694,672
 Alliant Techsystems         31,600(b)    2,055,975
 BE Aerospace                54,700(b)    1,678,606
 Kaman Cl A                  56,000         938,000
 Total                                    6,367,253


 Airlines (1.1%)
 Air Express Intl            83,200       1,835,600
 Comair Holdings            160,800       5,075,250
 Mesa Air Group              68,100(b)      536,288
 SkyWest                     55,900       1,509,300
 Total                                    8,956,438


 Automotive & related (2.7%)
 Breed Technologies          88,600(c)    1,290,238
 Central Parking             71,100       3,568,330
 Discount Auto Parts         39,700(b)    1,012,350
 Gentex                     172,000(b)    2,655,249
 Global Motorsport Group     12,400(b)      249,550
 Intermet                    61,300       1,187,688
 Myers Inds                  43,720       1,027,420
 O'Reilly Automotive         51,000(b)    1,804,125
 Simpson Inds                43,500         519,281
 Smith (AO)                  37,800       1,561,613
 Spartan Motors              30,400         163,400
 SPS Technologies            29,800(b)    1,562,638
 SPX                         30,600(b,c)  1,738,463
 Standard Motor Products     31,200         663,000
 Standard Products           40,700       1,081,094
 TBC                         56,500(b)      353,125
 Titan Intl                  52,400         733,600
 Walbro                      20,800(b)      205,400
 Winnebago Inds              56,900         665,019
 Wynn's Intl                 46,775         850,720
 Total                                   22,892,303


 Banks and savings & loans (7.9%)
 Astoria Financial           63,700       3,192,963
 Banknorth Group             37,100       1,296,181
 Carolina First              42,000       1,029,000
 CCB Financial               49,400       5,693,349
 Centura Banks               63,800       4,414,163
 Commercial Federal          97,225       2,734,453
 Cullen/Frost Bankers        53,600       2,847,500
 Downey Financial            67,513       2,194,173
 First Midwest Bankcorp      71,500       2,967,250
 FirstBank Puerto Rico       73,000       1,984,688
 FirstMerit                 156,800       4,596,200
 HUBCO                       71,900       2,332,256
 JSB Financial               23,900       1,295,081
 Keystone Financial         123,850       4,141,234
 Provident Financial Group  103,750       4,850,312
 Queens County Bancorp       36,100       1,597,425
 Riggs Natl                  73,600       2,033,200
 Silicon Valley Bancshares   49,200(b)    1,525,200
 St. Paul Bancorp            97,325       2,189,813
 Susquehanna Bancshares      81,700       1,838,250
 TrustCo Bank NY             56,400      $1,679,663
 U.S. Trust                  45,300       3,638,155
 United Bankshares           94,100       2,611,275
 UST Corp                    72,000       1,800,000
 Whitney Holding             50,100       2,317,125
 Total                                   66,798,909


 Beverages & tobacco (0.6%)
 Canandaigua Wine Cl A       45,200(b)    2,130,050
 Coca-Cola                   20,000       1,200,000
 DIMON                      107,800       1,172,325
 Schweitzer-Mauduit Intl     38,700         940,894
 Total                                    5,443,269


 Building materials & construction (3.4%)
 Apogee Enterprises          67,500         875,391
 Building Materials Holding
    Corp                     29,800(b)      368,775
 Butler Mfg                  18,600         573,113
 Horton (DR)                127,200       2,750,699
 Hughes Supply               55,100       1,690,881
 Insituform Technologies Cl A65,500(b)      867,875
 Insteel Inds                19,500         112,125
 Juno Lighting               44,300         930,300
 Lone Star Inds              25,800       1,876,950
 M.D.C. Holdings             43,800         900,638
 Morrison Knudsen           129,800(b)    1,736,075
 Oakwood Homes              111,800       2,263,950
 Republic Group              28,330         564,829
 Ryland Group                35,600         807,675
 Skyline                     22,500         724,219
 Southern Energy Homes       32,400(b)      307,800
 Standard Pacific            71,900       1,231,288
 Stone & Webster             31,000       1,123,750
 Texas Inds                  50,700       1,888,575
 TJ Intl                     40,900         950,925
 Toll Brothers               89,100(b)    2,333,306
 Tredegar Inds               88,800       2,053,500
 U.S. Home                   28,500(b)    1,066,969
 Universal Forest Products   49,400         784,225
 Total                                   28,783,833

 Chemicals (1.8%)
 Cambrex                     60,400       1,619,475
 Chemed                      24,000         763,500
 ChemFirst                   51,000         984,938
 Dames & Moore Group         42,500         531,250
 Geon                        58,200       1,305,863
 Hauser                      33,500(b)      207,281
 Ionics                      38,900(b)    1,235,075
 Lilly Inds Cl A             58,900       1,178,000
 MacDermid                   62,300       2,168,819
 Mississippi Chemical        66,205       1,075,831
 OM Group                    58,900       2,182,980
 Penford                     17,800         500,625
 Quaker Chemical             23,900         427,213
 TETRA Technologies          32,700(b)      433,275
 WD-40                       39,500         962,813
 Total                                   15,576,938
 Communications equipment & services (2.1%)
 Allen Group                 65,000(b)     $585,000
 Aspect Telecommunications  121,500(b)    3,876,608
 Belden                      62,700       1,653,713
 BroadBand Technologies      34,400(b)      126,850
 C-COR Electronics           23,900(b)      355,513
 California Microwave        39,200(b)      558,600
 Centigram Communications    17,700(b)      192,488
 CommScope                  118,600(b)    2,075,499
 Dialogic                    39,100(b)    1,378,275
 Digi Intl                   32,400(b)      623,700
 Digital Microwave          109,100(b)      555,728
 General Communication Cl A 118,900(b)      549,913
 General Semiconductor       88,900(b)      833,438
 InterVoice                  34,900(b)      647,831
 Network Equipment
    Technologies             51,700(b)      626,863
 Oak Inds                    43,300(b)    1,607,513
 P-COM                      102,500(b)      595,781
 PictureTel                  92,600(b)      752,375
 SymmetriCom                 37,900(b)      227,400
 TCSI                        51,600(b)      251,550
 Total                                   18,074,638

 Computers & office equipment (10.0%)
 Acxiom                     125,600(b)    2,873,100
 ADAC Laboratories           47,400(b)    1,291,650
 American Management
    Systems                 101,600(b)    3,048,000
 Amtech                      35,800(b)      217,038
 Analysts Intl               54,350       1,273,828
 Applied Magnetics           56,900(b,c)    320,063
 Auspex Systems              59,100(b)      177,300
 Avid Technology             56,400(b)    1,977,525
 BancTec                     52,500(b)      843,281
 Billing Information Concepts81,400(b)    1,083,638
 BISYS Group                 64,200(b)    2,656,275
 BMC Inds                    65,200         456,400
 Boole & Babbage             67,850(b)    1,560,550
 Broderbund Software         50,000(b)    1,050,000
 Ciber                      111,800(b)    3,773,249
 Cognex                     100,300(b)    1,742,713
 Computer Task Group         50,300       1,634,750
 E*TRADE Group               94,400(b,c)  2,572,400
 Envoy                       50,600(b,c)  1,897,500
 Exabyte                     53,200(b)      332,500
 Fair Isaac & Co             33,600       1,289,400
 FileNet                     74,300(b)    1,801,775
 Hadco                       31,800(b)      858,600
 Harbinger                  101,100(b)      875,147
 Henry (Jack) & Associates   45,400       1,841,538
 Hutchinson Technology       47,900(b)    1,035,838
 Hyperion Software           45,800(b)    1,225,150
 Intermagnetics General      29,856(b)      240,714
 Komag                      124,200(b)      403,650
 Kronos                      20,000(b)      695,000
 Macromedia                  94,000(b)    1,539,250
 Mercury Interactive         41,300(b)    1,708,788
 MicroAge                    47,300(b)      659,244
 MICROS Systems              38,500(b)    1,443,750
 Midway Games                92,899(b)    1,376,066
 Natl Computer Systems       73,800      $1,642,050
 Natl Data                   81,200       3,344,424
 Natl Instruments            79,200(b)    2,059,200
 New England Business Service33,300       1,007,325
 Platinum Software           62,600(b)    1,275,475
 Platinum Technology        195,300(b)    6,170,258
 Primark                     54,400(b)    1,400,800
 Progress Software           41,150(b)      838,431
 Read-Rite                  117,200(b)      805,750
 Sanmina                    100,600(b,c)  4,589,874
 System Software Associates 113,700(b)      611,138
 Technology Solutions        63,400(b)    1,614,719
 Telxon                      37,900         933,288
 Vanstar                    104,600(b)    1,046,000
 Vantive                     61,900(b)      688,638
 Wall Data                   23,900(b)      328,625
 Whittman-Hart               56,100(b)    2,584,106
 Xircom                      54,800(b)    1,140,525
 Xylan                      103,600(b,c)  2,557,624
 Zebra Technologies Cl A     58,600(b)    1,900,838
 Total                                   84,314,758

 Electronics (6.6%)
 Analogic                    30,500       1,242,875
 Anixter Intl               113,900(b)    2,071,556
 Bell Inds                   22,540(b)      236,670
 Benchmark Electronics       27,800(b)      557,738
 Burr-Brown                  88,350(b)    1,728,347
 C-Cube Microsystems         89,100(b)    1,447,875
 Cable Design Technologies   69,650(b)    1,458,297
 CTS                         33,350         977,572
 Dallas Semiconductor        67,200       2,158,800
 Dionex                      54,400(b)    1,207,000
 Electro Scientific Inds     27,000(b)      654,750
 Electroglas                 46,600(b)      562,113
 Etec Systems                52,600(b)    1,775,249
 Gerber Scientific           54,400       1,516,400
 Harman Intl Inds            44,600       1,758,913
 Harmon Inds                 24,950         575,409
 Helix Technology            54,200         657,175
 Innovex                     34,700         468,450
 Integrated Circuit Systems  29,900(b)      381,225
 Intl Rectifier             124,400(b)      808,600
 Itron                       35,800(b,c)    356,881
 Kent Electronics            65,700(b)      989,606
 Kuhlman                     39,900       1,516,200
 Kulicke & Soffa Inds        56,500(b)      805,125
 Lattice Semiconductor       55,900(b)    1,697,963
 Marshall Inds               40,300(b)      942,013
 Methode Electronics Cl A    86,000       1,249,688
 Microchip Technology       127,250(b)    3,901,007
 Novellus Systems            81,500(b)    3,198,874
 Park Electrochemical        27,000         513,000
 Photronics                  58,400(b)    1,058,500
 Pioneer-Standard Electronics64,400         575,575
 Plexus                      35,800(b)      722,713
 S3                         124,000(b)      515,375
 Scott Technologies Cl A     44,400         638,250
 SpeedFam Intl               38,200(b)      644,625
 Standard Microsystems       37,800(b)      328,388
 Technitrol                  39,100         923,738
 Three-Five Systems          18,700(b)     $299,200
 Trimble Navigation          55,100(b)      668,088
 Ultratech Stepper           50,600(b)    1,062,600
 Unitrode                    58,400(b)      773,800
 Vicor                      103,300(b)    1,342,900
 Vitesse Semiconductor      174,600(b)    5,739,974
 VLSI Technology            110,300(b)    1,764,800
 Watkins-Johnson             20,200         464,600
 X-Rite                      50,600         531,300
 Total                                   55,469,797


 Energy (2.5%)
 Atmos Energy                72,200       2,111,850
 Barrett Resources           76,600(b)    2,499,075
 Benton Oil & Gas            71,500(b)      580,938
 Cabot Oil & Gas Cl A        59,200       1,013,800
 Cross Timbers Oil          112,325       1,698,916
 Devon Energy                77,600       2,502,599
 HS Resources                44,800(b)      495,600
 KCS Energy                  70,600         489,788
 Newfield Exploration        87,200(b)    1,727,650
 Pogo Producing              90,400       1,762,800
 Santa Fe Energy Resources  247,000(b)    2,176,687
 Snyder Oil                  80,400       1,447,200
 St. Mary Land & Exploration 26,900         531,275
 Vintage Petroleum          124,900       1,787,631
 Wiser Oil                   21,000         198,188
 Total                                   21,023,997

 Energy equipment & services (1.0%)
 Daniel Inds                 42,100         720,963
 Input/Output               107,400(b)    1,671,413
 Oceaneering Intl            55,200(b)      772,800
 Plains Resources            40,300(b)      720,363
 Pool Energy Services        50,400(b)      453,600
 Pride Intl                 120,100(b)    1,426,187
 Remington Oil & Gas Cl B    49,300(b)      240,338
 Seitel                      53,100(b)      723,487
 Tuboscope                  107,400(b)    1,503,599
 Total                                    8,232,750

 Financial services (4.1%)
 AmeriCredit                 73,600       2,484,000
 AMRESCO                    103,000(b)    2,941,937
 Bowne & Co                  44,100       1,954,181
 CMAC Investment             54,400       3,002,200
 Dain Rauscher               29,900       1,614,600
 Delphi Financial Group Cl A 45,968       2,579,954
 Eaton Vance                 43,800       1,938,150
 Insurance Auto Auctions     27,800(b)      368,350
 Legg Mason                  66,233       4,044,352
 Mutual Risk Management      93,900       3,579,938
 Pioneer Group               61,100       1,603,875
 PMT Services               115,000(b)    2,637,813
 Raymond James Financial    116,275       2,979,547
 SEI Investments             43,100       3,229,806
 Total                                   34,958,703

 Food (3.1%)
 Chiquita Brands Intl       155,400(c)    1,855,088
 Corn Products Intl          85,900(b)    2,555,525
 DEKALB Genetics Cl B        83,200       7,669,999
 Delta & Pine Land           91,533       4,113,264
 Earthgrains                103,600       3,548,300
 Fleming Cos                 91,700       1,404,156
 GoodMark Foods              16,900         473,200
 J & J Snack Foods           21,200(b)      408,100
 Nash Finch                  26,700         397,163
 Ralcorp Holdings            78,000(b)    1,530,750
 Smithfield Foods            89,900(b)    2,135,125
 Total                                   26,090,670

 Furniture & appliances (1.8%)
 Bassett Furniture Inds      31,200         865,800
 Ethan Allen Interiors       69,100       2,854,694
 Fedders                     93,400         618,775
 Interface                  125,100       2,048,513
 La-Z-Boy                    42,800       2,439,600
 Mohawk Inds                126,200(b)    3,927,974
 Natl Presto Inds            17,600         700,700
 Rival                       23,300         311,638
 Royal Appliance Mfg         54,000(b)      317,250
 Thomas Inds                 38,500         859,031
 Total                                   14,943,975


 Health care (6.3%)
 Advanced Tissue Sciences    91,700(b,c)    269,369
 Alliance Pharmaceutical     75,300(b)      338,850
 Alpharma Cl A               61,400(d)    1,519,650
 Ballard Medical Products    73,400       1,504,700
 Bio-Technology General     114,700(b)      788,563
 Cephalon                    67,900(b)      407,400
 Circon                      31,400(b)      471,000
 Coherent                    55,600(b)      583,800
 Collagen                    22,000         367,125
 Cooper Cos                  36,100(b)    1,148,431
 COR Therapeutics            57,400(b)      803,600
 Cygnus                      49,500(b)      377,438
 Datascope                   37,600(b)      855,400
 Diagnostic Products         33,300         926,156
 Enzo Biochem                59,612(b)      700,441
 Hologic                     32,500(b)      538,281
 IDEXX Laboratories          92,500(b)    2,081,250
 Immune Response             55,800(b,c)    575,438
 Incyte Pharmaceuticals      63,700(b)    2,297,181
 Invacare                    72,400       1,710,450
 Jones Medical Inds          69,000       2,195,063
 Liposome                    91,600(b)      503,800
 Marquette Medical Systems   42,800(b)    1,032,550
 MedImmune                   63,700(b)    3,744,365
 Mentor                      60,100       1,217,025
 Molecular Biosystems        44,200(b)      267,963
 North American Vaccine      77,400(b,c)  1,083,600
 Noven Pharmaceuticals       47,600(b)      285,600
 PAREXEL Intl                59,300(b)    2,040,291
 Pharmaceutical Marketing
    Services                 29,000(b)      253,750
 Protein Design Labs         44,200(b)      834,275
 Regeneron Pharmaceuticals   73,900(b)      591,200
 ReSound                     47,600(b)      232,050
 Respironics                 78,300(b)    1,169,606
 Roberts Pharmaceutical      73,300(b)    1,520,975
 Safeskin                   129,300(b)    4,856,830
 SEQUUS Pharmaceuticals      75,400(b)      706,875
 Spacelabs Medical           22,800(b)      393,300
 STERIS                      81,900(b)    4,995,899
 Summit Technology           75,900(b)      417,450
 Sunrise Medical             49,300(b)      591,600
 Syncor Intl                 25,500(b)      462,188
 TheraTech                   51,700(b)      439,450
 U.S. Bioscience             59,900(b)      426,788
 Vertex Pharmaceuticals      61,000(b)    1,273,375
 VISX                        36,700(b)    2,293,750
 Vital Signs                 31,200         600,600
 Total                                   52,694,741


 Health care services (4.8%)
 Access Health               56,200(b)    1,482,275
 American Oncology
    Resources                78,700(b)      934,563
 Cerner                      78,900(b)    2,238,788
 Coventry Health Care       141,900(b)    1,019,906
 Curative Health Services    30,600(b)      937,125
 Express Scripts Cl A        40,400(b)    2,970,663
 Genesis Health Ventures     85,200(b)    1,405,800
 Integrated Health Services 107,300       3,326,300
 Lincare Holdings           139,300(b)    5,537,174
 Magellan Health Services    76,000(b)    1,529,500
 Mariner Health Group        70,100(b)      836,819
 NCS HealthCare Cl A         47,500(b)    1,374,531
 Orthodontic Centers
    of America              114,600(b)    2,019,825
 Owens & Minor               78,200         967,725
 Patterson Dental            80,000(b)    2,900,000
 Pediatrix Medical Group     36,600(b)    1,404,525
 PhyCor                     160,200(b)    1,461,825
 Renal Care Group            64,000(b)    2,624,000
 Sierra Health Services      65,950(b)    1,187,100
 Universal Health Services
    Cl B                     78,100(b)    4,002,625
 Total                                   40,161,069

 Household products (0.6%)
 Nature's Sunshine Products  44,000         913,000
 Scotts Cl A                 45,000(b)    1,479,375
 Sola Intl                   58,800(b)    1,712,550
 USA Detergents              32,700(b)      435,319
 Valence Technology          55,100(b)      275,500
 Total                                    4,815,744

 Industrial equipment & services (3.7%)
 Applied Industrial
    Technologies             53,100         899,381
 Applied Power Cl A          67,200       2,226,000
 Arctic Cat                  69,300         658,350
 Astec Inds                  22,400(b)      828,800
 Barnes Group                48,700       1,363,600
 Blount Intl Cl A            90,200       2,401,574
 Clarcor                     58,500       1,049,344
 Dravo                       34,200(b)      324,900
 Flow Intl                   36,700(b)      403,700
 G & K Services Cl A         49,200       2,447,699
 Global Industrial
    Technologies             53,000(b)      712,188
 Graco                       62,300       1,752,188
 Halter Marine Group         68,100(b)    1,081,088
 JLG Inds                   106,300       1,647,650
 KEMET                       97,400(b)    1,205,325
 Lawson Products             27,000         615,938
 Lindsay Mfg                 33,125         770,156
 LSB Inds                    29,100         114,581
 Lydall                      39,000(b)      553,313
 Manitowoc                   41,500       1,390,250
 O'Sullivan                  37,000         337,625
 Regal Beloit                50,500       1,139,406
 Robbins & Myers             26,900         766,650
 Roper Inds                  74,900       1,718,019
 Superior Services           64,700(b)    1,819,687
 Toro                        30,800         835,450
 Watsco                      36,800       1,145,400
 Wolverine Tube              33,600(b)    1,167,600
 Total                                   31,375,862


 Insurance (5.9%)
 Allied Group                73,600       3,468,400
 American Bankers Insurance
    Group                   103,400       6,236,313
 Capital Re                  76,500       2,524,500
 CompDent                    24,100(b)      403,675
 Enhance Financial Services
    Group                    90,200       2,830,025
 Executive Risk              26,000       1,259,375
 Fidelity Natl Financial     55,557       2,093,804
 First American Financial   129,950       3,443,675
 Fremont General             83,700       4,786,594
 Frontier Insurance Group    90,320       1,603,180
 Gallagher (Arthur J)        40,700       1,594,931
 Hilb, Rogal & Hamilton      31,000         577,375
 Life Re                     41,500       3,784,281
 NAC Re                      44,300       2,278,681
 Orion Capital               66,500       3,216,938
 Protective Life            148,700       5,752,831
 Selective Insurance Group   70,800       1,371,750
 Trenwick Group              28,800       1,000,800
 Zenith Natl Insurance       40,950       1,097,972
 Total                                   49,325,100

 Leisure time & entertainment (1.2%)
 Aztar                      110,300(b)      641,119
 Bell Sports                 32,700(b)      324,956
 Carmike Cinemas Cl A        27,700(b)      715,006
 Galoob Toys                 44,500(b)      422,750
 Grand Casinos              101,700(b)    1,264,894
 Hollywood Park              63,000(b)      693,000
 Huffy                       30,000         523,125
 K2                          40,200         763,800
 Players Intl                77,900(b)      379,763
 Polaris Inds                63,100       2,405,687
 Primadonna Resorts          68,800(b)      860,000
 Thor Inds                   29,600         741,850
 Total                                    9,735,950


 Media (3.0%)
 ADVO                        54,300(b)    1,676,513
 Catalina Marketing          44,400(b)    2,192,250
 Consolidated Graphics       30,470(b)    1,792,017
 GC Cos                      18,600(b)      869,550
 Gibson Greetings            39,900(b)      907,725
 HA-LO Inds                  60,400(b)    1,744,050
 Harland (John H)            75,100       1,182,825
 Merrill                     39,100         928,625
 Metro Networks              39,800(b)    1,522,350
 Thomas Nelson               41,900         573,506
 True North
    Communications          106,720       3,081,540
 Valassis Communications     94,300(b)    3,577,506
 Westwood One                76,300(b,d)  1,907,500
 World Color Press           92,550(b)    3,152,484
 Total                                   25,108,441

 Metals (1.7%)
 Acme Metals                 31,300(b)      109,550
 Amcast Inds                 22,600         429,400
 AMCOL Intl                  68,400         897,750
 Birmingham Steel            70,600         736,888
 Castle (AM)                 34,000         660,875
 Coeur d'Alene Mines         52,000(b,c)    380,250
 Commercial Metals           35,700         995,138
 Commonwealth Inds           37,600         312,550
 Getchell Gold               74,800(b)    1,009,799
 Glamis Gold                 74,600(b)      233,125
 Hecla Mining               132,500(b)      637,656
 IMCO Recycling              39,900         640,894
 Material Sciences           37,800(b)      394,538
 Mueller Inds                84,600(b)    2,892,262
 Northwestern Steel & Wire   60,000(b)      176,250
 Pittston Burlington Group   49,400         589,713
 Quanex                      33,800         921,050
 Steel Technologies          28,300         265,313
 Stillwater Mining           49,400(b)    1,352,324
 WHX46,000(b,c)             514,625
 Total                                   14,149,950

 Miscellaneous (1.8%)
 ABM Inds                    50,100       1,477,950
 American States Water       21,800         539,550
 Aquarion                    18,100         631,238
 Champion Enterprises       114,600(b)    3,036,899
 Commerce Bancorp            54,125       2,462,687
 Consumers Water             22,000         624,250
 Cross (AT) Cl A             39,000         404,625
 Paragon Health Network      99,495(b)    1,206,377
 Philadelphia Suburban       65,700       1,404,338
 Rural/Metro                 34,650(b)      398,475
 United Water Resources      88,600       1,644,638
 Volt Information Sciences   35,900(b)    1,009,688
 Total                                   14,840,715


 Multi-industry conglomerates (2.7%)
 Baldor Electric             89,333       1,853,660
 Brady (WH) Cl A             57,200       1,172,600
 CDI                         48,400(b)    1,188,825
 Cyrk Intl                   35,600(b)      356,000
 DeVry                      166,700(b)    3,396,512
 Franklin Covey              58,900(b)    1,163,275
 Griffon                     73,400(b)      825,750
 Interim Services           112,900(b)    2,935,399
 NFO Worldwide               50,700(b)      893,588
 Norrell                     66,000       1,266,375
 Paxar                      117,012(b)    1,096,988
 Pre-Paid Legal Services     54,000(b)    1,815,750
 Standex Intl                31,600         884,800
 Triarc Cos Cl A             73,500(b)    1,676,719
 Valmont Inds                66,200       1,059,200
 Whittaker                   26,500(b)      397,500
 ZERO Corp                   29,500         818,625
 Total                                   22,801,566

 Paper & packaging (0.9%)
 AptarGroup                  43,400       2,671,812
 Buckeye Technologies        88,900(b)    2,022,474
 Caraustar Inds              61,000       1,666,063
 Pope & Talbot               32,600         344,338
 Shorewood Packaging         65,300(b)      873,388
 Total                                    7,578,075

 Restaurants & lodging (2.4%)
 Applebee's Intl             72,500       1,613,125
 Au Bon Pain Cl A            28,500(b)      235,125
 CEC Entertainment           43,900(b)    1,174,325
 Cheesecake Factory (The)    48,300(b)      941,850
 CKE Restaurants            111,950       4,184,130
 Consolidated Products       50,075(b)      923,258
 Foodmaker                   94,100(b)    1,482,074
 IHOP                        23,600(b)      935,150
 Landry's Seafood
    Restaurants              72,300(b)      867,600
 Luby's Cafeterias           56,000         913,500
 Marcus                      73,600       1,145,400

 Prime Hospitality          130,500(b)    1,851,469
 Ruby Tuesday                79,300       1,224,194
 Ryan's Family
    Steak Houses            107,300(b)    1,166,888
 Shoney's                   118,900(b)      371,563
 Sonic                       46,450(b)      917,388
 Taco Cabana Cl A            36,800(b)      211,600
 TCBY Enterprises            56,500         462,594
 Total                                   20,621,233

 Retail (7.0%)
 AnnTaylor Stores            61,600(b)    1,297,450
 Baker (J)                   34,300         353,719
 Bindley Western Inds        51,700       1,583,313
 Bombay                      90,400(b)      480,250
 Books-A-Million             43,800(b)      216,263
 Casey's General Stores     126,600       1,930,650
 Cash America Intl           58,300         878,144
 Cato Cl A                   65,900         873,175
 Checkpoint Systems          80,100(b)      826,031
 CPI                         23,700         592,500
 Damark Intl Cl A            18,000(b)      144,000
 Dress Barn                  55,500(b)    1,290,375
 Eagle Hardware & Garden     69,700(b)    1,498,550
 Fabri-Centers of America Cl A45,500(b)   1,063,563
 Filene's Basement           50,100(b)      212,925
 Footstar                    67,200(b)    2,490,600
 Goody's Family Clothing     80,000(b)    2,005,000
 Gottschalks                 26,100(b)      203,906
 Gymboree                    59,500(b)      714,000
 Hancock Fabrics             50,700         519,675
 Jan Bell Marketing          66,900(b)      476,663
 Just For Feet               72,000(b)    1,665,000
 Justin Inds                 63,500         865,188
 Lechters                    41,500(b)      171,188
 Lillian Vernon              23,200         379,900
 Linens `N Things            93,500(b)    2,629,688
 Men's Wearhouse             80,100(b)    2,533,162
 Michaels Stores             69,700(b)    2,282,675
 Nashua                      16,000(b)      245,000
 NBTY                       162,300(b)    2,688,093
 Phillips-Van Heusen         64,800         891,000
 Pier 1 Imports             243,925       3,796,082
 Regis                       57,200       1,651,650
 Richfood Holdings          114,700       2,480,388
 Russ Berrie                 53,900       1,239,700
 ShopKo Stores               62,200(b)    1,819,350
 Sports Authority            75,500(b)      962,625
 Stein Mart                 111,700(b)    1,179,831
 Sturm, Ruger & Co           64,800         980,100
 Swiss Army Brands           19,500(b)      214,500
 Whole Foods Market          63,000(b)    3,417,749
 Williams-Sonoma            133,500(b)    4,413,843
 Zale                        86,100(b)    2,669,100
 Total                                   58,826,564

 Textiles & apparel (2.2%)
 Angelica                    21,800         486,413
 Ashworth                    35,900(b)      261,397
 Authentic Fitness           53,800         712,850
 Brown Group                 42,800         690,150
 Cone Mills                  61,600(b)      431,200
 Delta Woodside Inds         58,600         271,025
 Dixie Group                 27,100(b)      216,800
 Galey & Lord                28,200(b)      348,975
 Guilford Mills              62,500       1,113,281
 Haggar                      20,200         232,300
 Hartmarx                    82,700(b)      558,225
 Johnston Inds               24,800(b)      100,750
 K-Swiss Cl A                13,500         322,313
 Kellwood                    51,700       1,641,475
 Nautica Enterprises         94,700(b)    2,441,483
 Oshkosh B'Gosh Cl A         23,600         967,600
 Oxford Inds                 21,500         646,344
 Pillowtex                   33,600       1,092,000
 St. John Knits              40,400       1,378,650
 Stride Rite                113,400       1,374,975
 Timberland Cl A             27,500(b)    1,773,750
 Tultex                      74,100(b)      166,725
 Wolverine World Wide       103,300       1,678,625
 Total                                   18,907,306

 Transportation (1.9%)
 American Freightways        75,800(b)      682,200
 Arkansas Best               47,500(b)      371,094
 Expeditors Intl of
    Washington               59,200       2,360,599
 Fritz Cos                   86,200(b)      818,900
 Frozen Food Express Inds    40,500         329,063
 Heartland Express           72,000(b)    1,359,000
 Landstar System             27,300(b)      955,500
 M.S. Carriers               29,300(b)      842,375
 Offshore Logistics          53,500(b)      581,813
 RailTex                     21,400(b)      304,950
 Rollins Truck Leasing      145,300       1,689,113
 USFreightways               62,700       1,567,500
 Wabash Natl                 55,700       1,207,994
 Werner Enterprises         115,000       1,854,374
 Yellow Corp                 65,300(b)    1,044,800
 Total                                   15,969,275


 Utilities -- electric (1.7%)
 Bangor Hydro Electric       16,900(b)      156,325
 Central Hudson Gas & Electric41,100      1,772,438
 Central Vermont Public Service27,300       339,544
 CILCORP                     32,800       1,535,450
 Commonwealth Energy
    System                   52,100       1,849,549
 Eastern Utilities Associates49,400       1,241,175
 Green Mountain Power        12,700         160,338
 Orange & Rockland Utilities 32,600       1,752,250
 Sierra Pacific Resources    74,500       2,635,437
 TNP Enterprises             32,000       1,032,000
 United Illuminating         34,300       1,749,300
 Total                                   14,223,806

 Utilities -- gas (1.7%)
 Cascade Natural Gas         27,100         399,725
 Connecticut Energy          24,500         627,813
 Energen                     70,500       1,211,719
 Kirby                       51,200(b)    1,100,800
 New Jersey Resources        43,000       1,472,750
 Northwest Natural Gas       59,450       1,560,563
 Pennsylvania Enterprises    23,800         595,000
 Piedmont Natural Gas        73,100       2,129,037
 Public Service Co of North
    Carolina                 49,000         980,000
 Southwest Gas               65,900       1,532,175
 Southwestern Energy         58,800         529,200
 WICOR                       89,500       1,918,656
 Total                                   14,057,438

 Utilities -- telephone (0.9%)
 Brightpoint                124,400       1,772,700
 Inter-Tel                   65,000       1,042,031
 Orbital Sciences            88,100(b)    2,400,725
 Tel-Save Holdings          156,100(b,c)  1,951,250
 Total                                    7,166,706


 Total common stocks
(Cost: $850,845,569)                   $840,287,772




 Short-term securities (2.6%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies (1.5%)
 Federal Home Loan Bank Disc Nt
    08-26-98     5.49%    $1,700,000     $1,693,542
 Federal Home Loan Mtge Corp Disc Nts
    08-28-98     5.50      9,000,000      8,963,078
    08-31-98     5.51      1,300,000      1,294,053
    09-04-98     5.49        900,000        895,359
 Total                                   12,846,032


 Commercial paper (1.1%)
 BBV Finance (Delaware)
    08-11-98     5.53      3,300,000      3,294,949
 CAFCO
    09-14-98     5.58      1,500,000(e)   1,489,843
 Gillette
    08-03-98     5.65      2,000,000(e)   1,999,372
 Motorola
    08-18-98     5.53      1,900,000      1,895,065
 Total                                    8,679,229


 Total short-term securities
(Cost: $21,525,261)                     $21,525,261


 Total investments in securities
(Cost: $872,370,830)(f)                $861,813,033



See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                                Contract

Standard & Poor's 500 Stock Index, Sept. 1998                      1

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At July 31, 1998, the cost of securities for federal income tax purposes was approximately $872,371,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation....................................$    97,217,000

Unrealized depreciation...................................... (107,775,000)

Net unrealized depreciation................................$   (10,558,000)

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Retired chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President of Board Services Corporation.
and secretary


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Vice president   Frederick C. Quirsfeld*
                 Vice president, AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe


Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star


Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice


Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head


Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed


Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



*You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors


IDS Small Company Index Fund
IDS Tower 10
Minneapolis, MN 55440-0010